Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
Note 18: —Subsequent events

As part of the Israel office space operating lease agreement, the lessor agreed to finance an amount of $3,963 out of the total cost of leasehold improvements in the office space. The remaining loan balance of $2,269 was fully repaid on January 1, 2022.